UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

California (93.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A1	$20,750,000	$23,281,707
(Episcopal Sr. Cmnty.), 6 1/8s, 7/1/41	BBB	2,045,000	2,210,461
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/47	BBB	1,500,000	1,402,635
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB	700,000	664,111
(O'Connor Woods), 5s, 1/1/33	A	2,300,000	2,352,808

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds
(Odd Fellows Home of CA), Ser. A, 5s, 4/1/42	A	1,000,000	999,920
(Odd Fellows Home), Ser. A, 5s, 4/1/32	A	3,000,000	3,060,090

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	24,270,000	19,954,551

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,284,760
(Distr. Syst.), NATL, 5s, 10/1/29	A+	1,945,000	2,005,840

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM, zero %, 8/1/18	Aa2	1,500,000	1,257,750

Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s, 4/1/31(T)	AA	13,600,000	15,177,452

Burbank, Pub. Fin. Auth. Tax Alloc. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,231,348

CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	10,250,000	11,618,887
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,681,775

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,134,860
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,189,350
(Pacific U.), 5 1/2s, 11/1/39	A2	1,150,000	1,195,943
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	A2	100,000	122,838
(CA College of Arts), 5 1/4s, 6/1/30	Baa3	1,360,000	1,363,767
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,325,884
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,039,779
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,433,987
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,326,299
(Claremont McKenna College), 5s, 1/1/42	Aa2	4,600,000	4,896,792
(U. Southern CA), Ser. A, 5s, 10/1/39	Aa1	6,670,000	6,966,281
(U. of The Pacific), 5s, 11/1/36	A2	10,735,000	10,994,786
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,000,000	930,710
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa2	1,970,000	1,891,082
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,542,176
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,525,245
(U. of the Pacific), 5s, 11/1/30	A2	2,500,000	2,604,050
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,782,186
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,533,165
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	4,207,000
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,280,263
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,885,893
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	167,461

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,400,000	6,211,566
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	125,181
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,837,760
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	10,134,700
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,023,730
(Scripps Hlth.), Ser. A, 5s, 11/15/40	Aa3	1,500,000	1,493,265
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	14,170,000	14,790,787
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	AAA	6,250,000	6,501,313
(Scripps Hlth.), Ser. A, 5s, 11/15/32	Aa3	1,000,000	1,039,440
(CA-NV Methodist), 5s, 7/1/26	A	1,745,000	1,823,351

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A	2,045,000	2,115,839
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A	10,000	10,213
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	A	1,650,000	1,556,330
(Home Mtge.), Ser. L, FNMA Coll., 5.2s, 8/1/28	A	2,145,000	2,140,474
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A	4,060,000	3,612,466
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A	6,165,000	5,471,684
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	Baa2	2,500,000	2,424,700
(Home Mtge.), Ser. I, 4.6s, 8/1/21	A	1,930,000	1,906,879

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39	A1	12,000,000	12,662,880
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A	4,985,000	5,127,372

CA Infrastructure & Econ. Dev. Bank VRDN
(Los Angeles Museum), Ser. A, 0.04s, 9/1/37	VMIG1	10,745,000	10,745,000
(Pacific Gas & Elec. Co.), Ser. B, 0.03s, 11/1/26	VMIG1	7,500,000	7,500,000

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	11,000,000	11,135,300
5 1/4s, 2/1/37	Baa2	14,650,000	14,878,247

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	4,000,000	4,337,520
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,116,890
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	12,818,785
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	232,078
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	10,500,000	10,699,500
(Emerson College), 5 3/4s, 1/1/33	Baa1	2,000,000	2,209,040
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,042,260
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	788,831

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A	4,000,000	4,226,080

CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,704,885
(Wtr. Furnishing), 5s, 11/21/45	Baa3	8,000,000	7,069,280

CA Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.)
Ser. F, 0.04s, 11/1/26	A-1+	4,900,000	4,900,000
Class C, 0.6s, 11/1/26	A-1+	20,700,000	20,700,000
Ser. E, 0.55s, 11/1/26	VMIG1	8,300,000	8,300,000

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. B, 5s, 7/1/27	BBB	4,500,000	4,455,360

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	7,824,900

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A-	4,000,000	3,931,720

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	35,000,000	41,887,300
5 3/4s, 4/1/31	A1	39,620,000	44,526,937
5 1/4s, 4/1/35	A1	10,000,000	10,693,200
5 1/4s, 2/1/29	A1	4,000,000	4,390,360
5s, 4/1/37	A1	2,000,000	2,092,520

CA State VRDN, 0.03s, 5/1/33	VMIG1	4,400,000	4,400,000

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	3,000,000	3,542,220
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A2	490,000	571,066
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A2	575,000	671,980
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A2	2,625,000	3,084,480
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,578,759
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	1,755,000	2,035,853
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A2	3,615,000	4,241,480
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A2	4,485,000	5,262,251
Ser. G-1, 5 3/4s, 10/1/30	A2	11,500,000	12,864,129
Ser. A-1, 5 1/2s, 3/1/25	A2	2,500,000	2,802,550
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	7,618,781
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	9,062,379

CA State Pub. Wks. Board Lease Rev. Bonds (Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A2	17,250,000	19,108,170

CA State U. Rev. Bonds (Systemwide), Ser. A
5 3/4s, 11/1/28	Aa2	5,000,000	5,638,750
5s, 11/1/37	Aa2	5,430,000	5,689,445

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	15,300,000	15,335,649

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	4,500,000	4,855,635
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,737,100
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	11,454,740
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,034,180
(Episcopal Cmntys. and Svcs.), 5s, 5/15/42	A-/F	3,250,000	3,129,718
(Huntington Memorial Hosp.), 5s, 7/1/35	A+	11,175,000	11,551,932
(Episcopal Cmntys. and Svcs.), 5s, 5/15/32	A-/F	600,000	599,964
(Terraces at San Joaquin Gardens), Ser. A, 5s, 10/1/22	BB/P	3,150,000	3,224,718

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB	2,415,000	2,390,898
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	950,000	1,026,285
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	9,597,470

CA Statewide Cmnty. Dev. Auth. Special Tax Special Tax Bonds (Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	995,000	645,715

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	6,658,920
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A	6,500,000	7,333,690
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A	5,000,000	5,719,350
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A	9,820,000	10,603,243
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	19,195,699
Ser. C, 5 1/4s, 8/1/31	A+	2,600,000	2,664,376
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,822,950
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A	3,685,000	3,864,975
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A	1,055,000	1,135,845

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,495,000	2,494,850

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,699,223

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	5,655,400

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	Aa3	3,540,000	3,774,277

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,754,350
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,005,240
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BBB-/P	2,300,000	2,307,843
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	336,333

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	2,932,982
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,640,350

Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa1	1,280,000	903,040
zero %, 8/1/21	Aa1	4,500,000	3,362,535

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), zero %, 8/1/21 (Escrowed to maturity)	AAA/P	48,240,000	32,194,410

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	16,210,000	12,373,579

Corona, Cmnty. Fac. Dist. Special Tax Bonds (No. 97-2 Eagle Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB+/P	2,395,000	2,403,574

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5s, 9/1/35	BBB+	585,000	573,440
Ser. A, 5s, 9/1/32	BBB+	1,125,000	1,128,488
(Sr. Lien), Ser. A, 5s, 9/1/28	BBB+	275,000	281,586

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Facs. Dist. No. 98-1), 5s, 9/1/28	BBB+	1,590,000	1,638,463

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AA/F	7,300,000	8,095,408

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	A1	1,505,000	858,256

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,092,833

Foothill/Eastern Corridor Agcy. Rev. Bonds
(CA Toll Road), 5 3/4s, 1/15/40	Baa3	19,000,000	18,998,480
(CA Toll Roads), NATL, 5 3/8s, 1/15/14	A	5,000,000	5,012,300
(CA Toll Roads), Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,848,740

Fullerton, Cmnty. Facs. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5s, 9/1/32	A-	1,000,000	1,006,510

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	B3	12,340,000	10,409,901
Ser. A, AGM, 4.55s, 6/1/22	AA-	4,085,000	4,312,739
Ser. A-1, 4 1/2s, 6/1/27	B	9,355,000	8,782,474
Ser. S-B, zero %, 6/1/47	CCC+	24,000,000	1,695,120
Ser. A, AMBAC, zero %, 6/1/24	A2	15,500,000	10,235,114

Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	A	2,000,000	1,479,980
zero %, 2/1/20	A	2,480,000	1,898,936

Huntington Beach, Cmnty. Fac. Dist. Special Tax Bonds (No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB+/P	2,845,000	2,855,953
5.8s, 9/1/23	BB+/P	1,000,000	1,010,530

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,159,520
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	9,578,970
5 1/8s, 11/1/38	AA-	7,000,000	7,415,450
Ser. C, 5s, 11/1/41	AA-	7,195,000	7,353,866

Infrastructure & Econ. Dev. Bank Rev. Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,105,720

Irvine, Impt. Board Act of 1915 Special Assessment Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5s, 9/2/29	BBB-	705,000	733,461
(Dist No. 12-1), 5s, 9/2/23	BBB+	1,000,000	1,115,850

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 04-20)
5s, 9/2/25	BB-/P	1,995,000	2,070,411
5s, 9/2/21	BB-/P	1,000,000	1,037,800
5s, 9/2/20	BB-/P	1,000,000	1,037,800
5s, 9/2/19	BB-/P	1,000,000	1,037,800
4 7/8s, 9/2/18	BB-/P	1,000,000	1,037,590

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29 (Prerefunded 9/2/13)	BBB-/P	655,000	679,759

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	Aa2	5,245,000	5,629,406
AGM, zero %, 11/1/23	Aa2	1,395,000	911,800

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/2s, 11/15/28	A-	5,000,000	5,520,750
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,042,110
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,310,638

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5s, 8/1/39	Aa2	2,500,000	2,626,450
zero %, 8/1/34	Aa2	1,500,000	508,350
zero %, 8/1/33	Aa2	625,000	217,588

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,174,005
5s, 10/1/30	A1	1,250,000	1,308,313

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, 6s, 8/1/33	Aa1	9,000,000	10,392,299

Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, AGM, 5s, 12/1/27	AA-	16,000,000	16,668,800

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. A, 5s, 5/15/40	AA	5,000,000	5,089,800
Ser. D, 5s, 5/15/40	AA	11,500,000	11,706,540

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	10,000,000	10,419,100
(Wtr. Wks.), Ser. B, 5s, 7/1/43	Aa2	5,000,000	5,258,800
Ser. A, 5s, 7/1/37	Aa2	2,000,000	2,126,520
Ser. B, 5s, 7/1/35	Aa2	5,000,000	5,362,900

Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	13,260,000	15,562,334

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,004,565
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,134,200

Los Angeles, Wastewater Syst. Rev. Bonds, Ser. B, 5s, 6/1/30	AA	12,310,000	13,368,905

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	5,000,000	5,926,000

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	15,000,000	17,291,100

Modesto, Irrigation Dist. Elec. Rev. Bonds
Ser. A, AGM, 5s, 7/1/32	AA-	800,000	845,104
Ser. A, AGM, 5s, 7/1/31	AA-	800,000	848,440
AGM, 5s, 7/1/30	AA-	1,220,000	1,297,970

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA-	6,445,000	2,474,944

Murrieta, Pub. Fin. Auth. Rev. Bonds, 5s, 9/1/26	BBB-	1,000,000	1,014,620

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,401
zero %, 8/1/21	Aa2	8,575,000	6,183,004

North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,150,000	6,157,749
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	3,770,000	3,621,651
Ser. D, 5s, 9/1/26	BBB-/P	1,710,000	1,715,335

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	742,126
5s, 7/1/30	A+	1,000,000	1,067,130

Oakland, Swr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/26	AA-	3,690,000	3,766,937

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,188,400

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BB+/P	2,750,000	2,751,595
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	3,725,000	3,727,049
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BB+/P	1,000,000	1,001,010

Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004), Ser. A, AGO
zero %, 8/1/27	AA-	3,395,000	1,738,783
zero %, 8/1/26	AA-	5,000,000	2,726,900
zero %, 8/1/24	AA-	5,130,000	3,205,583

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,419,220
5 1/2s, 9/1/31	A+	1,000,000	1,067,630

Placentia, Redev. Auth. Tax Alloc. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	3,000,000	2,999,970

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P
5s, 5/1/33	A+	1,860,000	1,841,419
5s, 5/1/31	A+	1,000,000	1,000,640

Poway, Unified School Dist. G.O. Bonds
(Cap. Appn. School Fac. Impt.), zero %, 8/1/46	Aa2	10,000,000	1,635,200
(Election of 2008), zero %, 8/1/29	Aa2	11,350,000	5,162,888

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5s, 9/15/32	BBB	500,000	518,165
5s, 9/15/28	BBB	1,110,000	1,166,055

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/32	BB+/P	1,250,000	1,199,313

Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa2	6,000,000	5,447,040

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	A	8,950,000	10,690,685

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,122,982

Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic Ctr.), AGO, 5 3/4s, 8/1/29	AA-	2,000,000	2,100,120

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	AA-	6,000,000	6,173,460

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	Baa1	1,450,000	1,323,923

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	B/P	4,250,000	2,465,893

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	762,990

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	A	1,340,000	685,289

Sacramento City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A	15,815,000	9,524,900

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A	2,650,000	2,769,171
Ser. A, AGM, 5s, 7/1/28	AA-	1,500,000	1,600,860
Ser. A, AGM, 5s, 7/1/26	AA-	5,000,000	5,390,850
Ser. A, AGM, 5s, 7/1/25	AA-	3,990,000	4,334,417

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), 5.7s, 9/1/23	BBB-/P	4,795,000	4,807,994

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	4,790,625
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A	5,000,000	3,869,050

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	AA-	1,500,000	1,620,720
Ser. Y, 5s, 8/15/31	AA-	500,000	542,235
Ser. X, 5s, 8/15/28	AA-	1,650,000	1,813,713

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	AA-	11,520,000	13,430,245

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19	A	1,070,000	1,151,202

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A2	7,290,000	7,421,220

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33 (Prerefunded 8/1/18)	Aa2	1,000,000	1,231,940

San Diego Cmnty. Facs. Dist. No. 3 Special Tax Bonds, 5s, 9/1/36	BBB-/P	995,000	1,005,209

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B
5s, 7/1/43	A1	500,000	505,095
5s, 7/1/38	A1	2,000,000	2,033,040

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, Ser. A
5 1/4s, 3/1/40	A+	1,000,000	1,011,820
5 1/4s, 9/1/35	A+	1,500,000	1,535,835
5 1/4s, 3/1/25	A+	6,065,000	6,552,323
5s, 9/1/26	A+	6,265,000	6,603,561

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Ba1	1,000,000	1,011,510

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,376,908
5 1/8s, 5/15/29	Aa3	7,885,000	8,748,565

San Diego, Redev. Agcy. Tax Alloc. Bonds (Centre City), Ser. A, SGI, 5s, 9/1/22	A	4,665,000	4,791,002

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/46	Aa3	10,000,000	1,729,300
(Election of 2008), Ser. C, zero %, 7/1/44	Aa3	10,000,000	1,940,900

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/29	A1	5,200,000	5,567,276

San Francisco City & Cnty., Pub. Util. Comm. Wtr. Rev. Bonds, 5s, 11/1/43	Aa3	10,000,000	10,375,099

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5s, 8/1/31	BB+/P	1,140,000	1,106,940

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	AA-	2,250,000	2,494,013
Ser. F, 5s, 5/1/40	A1	4,750,000	4,887,988
Ser. G, 5s, 5/1/40	A1	4,400,000	4,527,820

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,166,120
(Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	1,250,000	1,355,275

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	7,749,840

San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. A, 5s, 1/1/33	BB-	17,125,000	16,404,893

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	BBB	3,935,000	3,840,324

San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	A/P	1,000,000	984,460

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	5,756,937
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	2,314,640

Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,592,341

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	2,881,725
5 1/4s, 7/1/32	A+	4,000,000	4,310,840

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	495,921
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	501,490
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,285,000	3,460,715
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,490,000	1,587,535
(Impt. Area No. 1), Ser. A, 5.1s, 9/1/30 (Prerefunded 9/1/21)	BBB+	490,000	502,461

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	765,168

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A
SGI, 5 1/8s, 12/1/35 (Prerefunded 12/1/14)	A+	3,000,000	3,204,990
5s, 12/1/35	A+	15,265,000	15,632,734
5s, 12/1/28	A+	2,305,000	2,423,247

Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	4,500,000	4,427,640
5 1/4s, 7/1/32	A/F	1,000,000	996,430

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	5,076,817

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A-	2,850,000	3,001,649
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A-	1,500,000	1,607,445
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,219,327

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	4,215,000	4,219,721

Sweetwater, High School COP, AGM, 5s, 9/1/27	AA-	7,840,000	7,857,875

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	4,059,400
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	1,659,380

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA-	2,200,000	2,451,416
6 1/4s, 10/1/33	AA-	3,000,000	3,356,880

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	A+	6,000,000	6,748,140
5 5/8s, 1/1/29	A+	1,000,000	1,109,600

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	14,640,000	14,932,506

U. of CA Rev. Bonds
Ser. O, 5 1/4s, 5/15/39	Aa1	10,000,000	10,920,400
Ser. G, 5s, 5/15/37	Aa2	2,500,000	2,642,875

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA	1,500,000	1,607,490
5 3/4s, 8/15/28	AA	1,745,000	1,883,623

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election of 2004), Ser. B, SGI, zero %, 11/1/24	A1	2,395,000	1,425,720

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	750,000	779,303

			1,478,352,919
Guam (0.3%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,042,860

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,450,000	2,483,172

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA-	1,000,000	1,064,650

			4,590,682
Illinois (—%)

IL State G.O. Bonds, 5 1/2s, 7/1/38	A3	350,000	358,376

			358,376
Maryland (0.1%)

Baltimore Cnty., Cons. Pub. Impt. G.O. Bonds, 5s, 8/1/22	Aaa	1,000,000	1,207,310

			1,207,310
Puerto Rico (4.9%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Baa3	4,000,000	3,992,280

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa3	5,000,000	5,096,550
Ser. C, 6s, 7/1/39	Baa3	3,770,000	3,711,490
Ser. A, 5 1/4s, 7/1/34	Baa3	2,750,000	2,533,300

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Ba1	10,000,000	9,425,300
6s, 7/1/38	Ba1	4,850,000	4,697,662

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/29	BBB	3,500,000	3,147,970

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, 5s, 7/1/28	BBB+	1,200,000	1,118,364

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	8,950,000	8,615,628

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. B, 5s, 7/1/31	BBB+	5,000,000	4,510,300

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa3	5,500,000	5,628,480

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	14,700,000	15,328,718
Ser. C, 5 1/4s, 8/1/40	Aa3	6,250,000	6,377,500
Ser. C, 5s, 8/1/40	Aa3	3,915,000	3,930,347

			78,113,889
Texas (0.1%)

U. of TX Rev. Bonds (Fin. Syst.), Ser. B, 5s, 8/15/18	Aaa	1,000,000	1,167,450

			1,167,450
Virgin Islands (0.1%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,154,560

			2,154,560
TOTAL INVESTMENTS

Total investments (cost $1,470,197,487)(b)			$1,565,945,186

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,587,192,321.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,471,197,344, resulting in gross unrealized appreciation and depreciation of $113,015,706 and $18,267,864, respectively, or net unrealized appreciation of $94,747,842.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $9,163,311 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	19.3%
	State government	15.6
	Health care	15.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $15,177,452 were held by the TOB trust and served as collateral for $6,836,708 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $7,609 for these investments based on an average interest rate of 0.15%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,565,945,186	$—

Totals by level	$—	$1,565,945,186	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013